RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties
Trade payables (Note 16)	Rp 2,990	Rp 1,775
Total trade payables	Rp 2,990	Rp 1,775
% of total liabilities	2.28%	1.41%
Ministry of Finance
Transactions with related parties
Trade payables (Note 16)	Rp 17	Rp 0
% of total liabilities	0.01%	0.00%
Entities under common control
Transactions with related parties
Trade payables (Note 16)	Rp 2,849	Rp 1,719
% of total liabilities	2.18%	1.37%
MoCI
Transactions with related parties
Trade payables (Note 16)	Rp 2,400	Rp 1,342
% of total liabilities	1.84%	1.07%
Indosat
Transactions with related parties
Trade payables (Note 16)	Rp 129	Rp 140
% of total liabilities	0.10%	0.11%
BNI
Transactions with related parties
Trade payables (Note 16)	Rp 120	Rp 85
% of total liabilities	0.09%	0.07%
Bank Mandiri
Transactions with related parties
Trade payables (Note 16)	Rp 105	Rp 14
% of total liabilities	0.08%	0.01%
Others, (each below Rp100 billion)
Transactions with related parties
Trade payables (Note 16)	Rp 95	Rp 138
% of total liabilities	0.07%	0.11%
Others related entities
Transactions with related parties
Trade payables (Note 16)	Rp 84	Rp 43
% of total liabilities	0.06%	0.03%
Associated companies
Transactions with related parties
Trade payables (Note 16)	Rp 40	Rp 13
% of total liabilities	0.03%	0.01%